Segment Information - Statement of earnings by segment (Details) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Gross premiums written		$ 4,428,226					$ 2,555,360					$ 10,978,925		$ 8,094,926		$ 7,741,135
Net premiums written		3,064,759					1,851,249					7,951,063		5,944,841		6,199,404
Net premiums earned		2,354,610					1,334,000					8,226,425		5,895,070		6,309,521
Net losses and loss expenses		1,387,422	[1]				789,214					4,882,197	[2]	3,501,356		4,197,166
Acquisition costs		403,267	[1]				153,696					1,317,448	[2]	738,118		909,323
Operating expenses		391,884	[3]				251,883					1,439,371	[4]	1,069,689	[4]	957,841	[4]
Underwriting profit (loss)		172,037					139,207					587,409		585,907		245,191
Net investment income	[5]															885,789
Net results from structured products		1,970	[6]				5,025					17,991	[7]	54,209	[8]	23,791	[9]
Net fee income and other		(2,723)	[10]				(6,508)					(13,356)	[11]	(6,891)	[11]	(5,692)	[11]
Loss on sale of life reinsurance subsidiary		0					0					0		666,423		0
Extinguishment of debt												5,592		0		0
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments												202,178		107,462		87,777
Net realized and unrealized gains (losses) on derivative instruments		(3,622)					16,521					53,123		29,886		7,798
Net income (loss) from investment fund affiliates and operating affiliates		8,071					57,997					118,060		203,034		258,195
Gain on sale of operating affiliate		0					0					340,407		0		0
Foreign exchange (gains) losses		(33,819)					27,390					22,504		(37,568)		(28,243)
Corporate operating expenses		112,510					62,443					480,755		220,165		209,454
Contribution from P&C and Corporate and Other		146,936					139,370					1,457,199		486,956		1,321,638
Interest expense		41,613	[12]				41,481					163,021		121,221	[13]	107,486	[13]
Non-controlling interests		61,143					37,390					106,187		80,498		76,731
Provision (benefit) for income tax		22,295					24,218					(19,161)		96,897		77,505
Net income (loss) attributable to ordinary shareholders		21,885					36,281					1,207,152		188,340		1,059,916
Excluding Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Net investment income		151,664	[14]				143,018					624,440	[5]	721,016	[5]
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		(8,416)					4,602					19,997		122,991
Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Net investment income		41,560					50,419					187,489		129,575
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		101,166					48,289					182,181		(15,529)
Net realized and unrealized gains (losses) on derivative instruments		(236,080)					(229,367)					(151,691)		(488,222)		0
Corporate and other
Segment Reporting Information [Line Items]
Gross premiums written		68,911	[15]				74,951					309,916	[16]	333,436	[16]	324,343	[16]
Net premiums written		3,164	[15]				14,506					62,239	[16]	177,632	[16]	295,422	[16]
Net premiums earned		3,164	[15]	$ 11,665	$ 17,812	$ 18,258	14,506	$ 23,064	$ 19,739	$ 58,518	$ 76,311	62,241	[16]	177,632	[16]	295,422	[16]
Net losses and loss expenses		4,937	[1],[15]				19,387					115,997	[2],[16]	242,963	[16]	465,702	[16]
Acquisition costs		1,461	[1],[15]				1,817					10,794	[2],[16]	14,115	[16]	26,665	[16]
Operating expenses		218	[3],[15]				931					1,232	[4],[16]	10,693	[4],[16]	8,926	[4],[16]
Underwriting profit (loss)		(3,452)	[15]				(7,629)					(65,782)	[16]	(90,139)	[16]	(205,871)	[16]
Net investment income	[5],[16]															286,645
Net results from structured products		0	[6],[15]				0					0	[7],[16]	0	[8],[16]	0	[9],[16]
Net fee income and other		302	[10],[15]				132					622	[11],[16]	360	[11],[16]	1,305	[11],[16]
Loss on sale of life reinsurance subsidiary							0							666,423	[16]
Extinguishment of debt	[16]											5,592
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments	[16]															1,985
Net realized and unrealized gains (losses) on derivative instruments		(3,622)	[15]				16,521					53,123	[16]	29,886	[16]	7,798	[16]
Net income (loss) from investment fund affiliates and operating affiliates		8,071	[15]				57,997					118,060	[16]	203,034	[16]	258,195	[16]
Gain on sale of operating affiliate		0	[15]									340,407
Foreign exchange (gains) losses		(33,819)	[15]				27,390					22,504	[16]	(37,568)	[16]	(28,243)	[16]
Corporate operating expenses		112,510	[15]				62,443					480,755	[16]	220,165	[16]	209,454	[16]
Contribution from P&C and Corporate and Other		(159,469)	[15]				(144,466)					201,538	[16]	(929,872)	[16]	168,846	[16]
Interest expense		41,613	[12],[15]				41,481					163,021	[13],[16]	121,221	[13],[16]	107,486	[13],[16]
Non-controlling interests		61,143	[15]				37,390					106,187	[16]	80,498	[16]	76,731	[16]
Provision (benefit) for income tax		22,295	[15]				24,218					(19,161)	[16]	96,897	[16]	77,505	[16]
Corporate and other | Excluding Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Net investment income		8,533	[14],[15]				10,210					40,569	[5],[16]	146,558	[5],[16]
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		2,744	[15]				(1,205)					5,411	[16]	3,625	[16]
Corporate and other | Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Net investment income		41,560	[15]				50,419					187,489	[16]	129,575
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		101,166	[15]				48,289					182,181	[16]	(15,529)	[16]
Net realized and unrealized gains (losses) on derivative instruments		(236,080)	[15]				(229,367)					(151,691)	[16]	(488,222)	[16]
Total P&C | Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		0
Operating Segments [Member] | Total P&C
Segment Reporting Information [Line Items]
Gross premiums written		4,359,315					2,480,409					10,669,009		7,761,490		7,416,792
Net premiums written		3,061,595					1,836,743					7,888,824		5,767,209		5,903,982
Net premiums earned		2,351,446		2,375,155	2,405,740	2,063,795	1,319,494	1,413,161	1,453,673	1,438,076	1,412,528	8,164,184		5,717,438		6,014,099
Net losses and loss expenses		1,382,485	[1]				769,827					4,766,200	[2]	3,258,393		3,731,464
Acquisition costs		401,806	[1]				151,879					1,306,654	[2]	724,003		882,658
Operating expenses		391,666	[3]				250,952					1,438,139	[4]	1,058,996	[4]	948,915	[4]
Underwriting profit (loss)		175,489		$ 183,458	$ 114,118	$ 208,779	146,836	$ 218,850	$ 144,375	$ 167,947	$ 144,874	653,191		676,046		451,062
Net investment income	[5]															599,144
Net results from structured products		1,970	[6]				5,025					17,991	[7]	54,209	[8]	23,791	[9]
Net fee income and other		(3,025)	[10]				(6,640)					(13,978)	[11]	(7,251)	[11]	(6,997)	[11]
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments																85,792
Net realized and unrealized gains (losses) on derivative instruments		0										0				0
Contribution from P&C and Corporate and Other		$ 306,405					$ 283,836					$ 1,255,661		$ 1,416,828		$ 1,152,792
Ratios - P&C operations:
Loss and loss expense ratio		58.80%	[17]				58.30%					58.40%	[18]	57.00%	[18]	62.00%	[18]
Underwriting expense ratio		33.70%	[17]				30.60%					33.60%	[18]	31.20%	[18]	30.50%	[18]
Combined ratio		92.50%	[17]				88.90%					92.00%	[18]	88.20%	[18]	92.50%	[18]
Operating Segments [Member] | Total P&C | Excluding Life Funds Withheld Assets
Segment Reporting Information [Line Items]
Net investment income		$ 143,131	[14]				$ 132,808					$ 583,871	[5]	$ 574,458	[5]
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments		(11,160)					5,807					14,586		119,366
Operating Segments [Member] | Insurance Segment
Segment Reporting Information [Line Items]
Gross premiums written		2,503,972					1,654,747					8,395,846		5,976,011		$ 5,523,181
Net premiums written		1,503,934					1,089,108					5,859,934		4,134,151		4,154,093
Net premiums earned		1,593,874					962,306					5,648,482		4,026,713		4,267,677
Net losses and loss expenses		999,592	[1]				616,947					3,614,048	[2]	2,543,108		2,829,999
Acquisition costs		225,458	[1]				80,387					704,364	[2]	393,319		529,270
Operating expenses		312,432	[3]				208,457					1,154,760	[4]	865,592	[4]	782,677	[4]
Underwriting profit (loss)		56,392					56,515					175,310		224,694		125,731
Net results from structured products		1,222	[6]				2,905					12,185	[7]	43,710	[8]	15,562	[9]
Net fee income and other		$ (3,862)	[10]				$ (7,465)					$ (16,936)	[11]	$ (10,051)	[11]	$ (9,317)	[11]
Ratios - P&C operations:
Loss and loss expense ratio		62.70%	[17]				64.10%					64.00%	[18]	63.20%	[18]	66.30%	[18]
Underwriting expense ratio		33.80%	[17]				30.00%					32.90%	[18]	31.20%	[18]	30.80%	[18]
Combined ratio		96.50%	[17]				94.10%					96.90%	[18]	94.40%	[18]	97.10%	[18]
Operating Segments [Member] | Reinsurance Segment
Segment Reporting Information [Line Items]
Gross premiums written		$ 1,855,343					$ 825,662					$ 2,273,163		$ 1,785,479		$ 1,893,611
Net premiums written		1,557,661					747,635					2,028,890		1,633,058		1,749,889
Net premiums earned		757,572					357,188					2,515,702		1,690,725		1,746,422
Net losses and loss expenses		382,893	[1]				152,880					1,152,152	[2]	715,285		901,465
Acquisition costs		176,348	[1]				71,492					602,290	[2]	330,684		353,388
Operating expenses		79,234	[3]				42,495					283,379	[4]	193,404	[4]	166,238	[4]
Underwriting profit (loss)		119,097					90,321					477,881		451,352		325,331
Net results from structured products		748	[6]				2,120					5,806	[7]	10,499	[8]	8,229	[9]
Net fee income and other		$ 837	[10]				$ 825					$ 2,958	[11]	$ 2,800	[11]	$ 2,320	[11]
Ratios - P&C operations:
Loss and loss expense ratio		50.50%	[17]				42.80%					45.80%	[18]	42.30%	[18]	51.60%	[18]
Underwriting expense ratio		33.80%	[17]				31.90%					35.20%	[18]	31.00%	[18]	29.80%	[18]
Combined ratio		84.30%	[17]				74.70%					81.00%	[18]	73.30%	[18]	81.40%	[18]

[1]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.
[2]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.
[3]	Operating expenses of the segments exclude Corporate operating expenses, shown separately.
[4]	Operating expenses of the segments exclude Corporate operating expenses, shown separately.
[5]	Net investment income - excluding Life Funds Withheld Assets does not include net investment income related to the net results from structured products.
[6]	The net results from P&C structured products include net investment income and interest expense of $12.7 million and $10.7 million, respectively.
[7]	The net results from P&C structured products include net investment income and interest expense of $60.4 million and $42.2 million, respectively.
[8]	The net results from P&C structured products include net investment income and interest expense of $68.0 million and $12.9 million, respectively.
[9]	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.
[10]	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.
[11]	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.
[12]	Interest expense excludes interest expense related to structured products recorded in the Insurance and Reinsurance segments.
[13]	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.
[14]	Net investment income - excluding Life Funds Withheld Assets does not include net investment income related to the net results from structured products.
[15]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.
[16]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.
[17]	Ratios are based on net premiums earned from P&C operations.
[18]	Ratios are based on net premiums earned from P&C operations.